Related Party Balances and Transactions (Details) - Schedule of Related Parties Outstanding - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions (Details) - Schedule of Related Parties Outstanding [Line Items]
Trade account receivables from related parties	$ 104	$ 61	$ 24
Trade account payables to related parties		96,859
Campalier, S.A. de C.V. (shareholder) [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Parties Outstanding [Line Items]
Trade account receivables from related parties	104
Trade account payables to related parties		96,859
Fundación Betterware., A.C. (affiliated) [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Parties Outstanding [Line Items]
Trade account receivables from related parties		$ 61	$ 24